Noncurrent Other Liabilities (Schedule of Changes in Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Liabilities, Noncurrent [Abstract]
Balance at beginning of year	$ 64		$ 77		$ 67
Additions	3	[1]	0	[1]	0	[1]
Accretion	3		3		3
Payments	(12)		(10)		(15)
Revisions to cash flow estimates	5	[2]	(5)	[2]	23	[2]
Exchange rate changes	1		(1)		(1)
Balance at end of year	$ 64		$ 64		$ 77

[1]	Primarily relates to sites which management no longer considers to have an indeterminate life.
[2]	Primarily relates to revisions to the estimated cost of future plant closures.